Leases (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
ROU assets - operating lease	$ 90,785	$ 101,883	$ 0
Total ROU assets	90,785	101,883
Liabilities
Current operating lease liability	22,049	21,365	0
Long-term operating lease liability	70,326	81,494	$ 0
Total lease liabilities	$ 92,375	$ 102,859